Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Accounts receivable, net	$ 1,006	$ 781
Contract assets	454	336
Equity method investments under fair value option	561	573
Contract liabilities	218	198
Other current liabilities	$ 400	$ 835
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088	1,088
Common stock, shares issued (in shares)	1,051	1,040
Common stock, shares, outstanding (in shares)	1,051	1,040
Related Parties
Accounts receivable, net	$ 164	$ 182
Contract assets	55	22
Contract liabilities	107	107
Other current liabilities	$ 12	$ 7